Annual Fund Operating Expenses - SA Wellington Real Return Portfolio	Jul. 29, 2021
Class 1
Operating Expenses:
Management Fees	0.59%
Service (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.64%
Class 3
Operating Expenses:
Management Fees	0.59%
Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	0.89%